Initial Public Offering (Details) - USD ($)		1 Months Ended	4 Months Ended	6 Months Ended
	Nov. 30, 2020	Jan. 23, 2021	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering (Details) [Line Items]
Issued to underwriters (in Shares)			4,500,000	4,500,000
Purchase price (in Dollars per share)				$ 11.50
Deferred underwriting commissions			$ 12,075,000
Public Warrants
Initial Public Offering (Details) [Line Items]
Number of shares issuable per warrant	0.5
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	34,500,000
Purchase price (in Dollars per share)	$ 10.00		$ 0.20
Gross proceeds	$ 345,000,000.0
Offering costs	19,700,000
Deferred underwriting commissions	$ 12,100,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Issued to underwriters (in Shares)	4,500,000
Purchase price (in Dollars per share)	$ 10.00
Class A common stock
Initial Public Offering (Details) [Line Items]
Purchase price (in Dollars per share)		$ 10.00
Gross proceeds		$ 250,000,000.0
Number of shares in a unit	1
Number of shares issuable per warrant			0.361
Common stock par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001